Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the statement of financial position arising from the obligation of the entity for defined benefit plans on December 31, 2017, 2018 and 2019 is as follows:

	2017		2018		2019
Present value of defined benefit obligations	Ps.	112,980	Ps.	120,606	Ps.	144,743

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2017		2018		2019
Opening defined benefit obligation	Ps.	92,575	Ps.	112,980	Ps.	120,606
Plan modifications		—		—		956
Current service cost		9,459		12,775		13,152
Interest cost		8,344		8,907		12,048
Actuarial gains		—		(3,359)		(115)
Cost per service passed for modification or reduction		—		(10,858)		—
New measurement (gains) / losses:
Actuarial losses resulting from changes in financial and demographic assumptions		2,602		161		1,404
Benefits paid		—		—		(3,308)
Ending defined benefit obligation	Ps.	112,980	Ps.	120,606	Ps.	144,743

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2017, 2018 and 2019 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2017		2018		2019
Current service labor cost	Ps.	9,459	Ps.	12,775	Ps.	13,152
Interest cost		8,344		8,907		12,048
Actuarial gains		—		(3,359)		(115)
Cost per service passed for modification or reduction		—		(10,858)		—
Cost per service for plan modification		—		—		956
Benefits paid		—		—		(3,308)
Components of defined benefit costs recognized in net income (Note 24)		17,803		7,465		22,735
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		2,602		161		1,404
Total recognized as employee benefit cost	Ps.	20,405	Ps.	7,626	Ps.	24,139

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2017	2018	2019
Discount of the projected benefit obligation at present value	7.6%	9.2%	7.4%
Salary increase	5.0%	6.0%	6.8%
Remaining labor life	17.7 years	18.6 years	17.6 years
Inflation	4.2%	6.7%	6.0%